Restructuring Charges	12 Months Ended
Mar. 28, 2020
Restructuring and Related Activities [Abstract]
Restructuring Charges
11.	Restructuring Charges:
During fiscal 2020 the Company did not incur any restructuring charges. During fiscal 2019 the Company incurred $1.2 million of restructuring charges associated with the Company’s right-sizing
initiative put in place subsequent to the Aurum Transaction. The $
1.2
 million of charges incurred during the period were primarily associated with severance costs as the Company eliminated certain head office positions to further increase efficiency and to align corporate functions with strategic direction following the Aurum Transaction. During fiscal 2018 the Company recorded approximately $0.9 million of restructuring charges. These charges were primarily associated with severance related to the elimination of certain corporate administrative positions. Costs associated with restructuring activities are recorded when the liability is incurred or when such costs are deemed probable and estimable and represent the Company’s best estimate. Restructuring charges of nil and $0.8 million were recorded within accrued expenses in the balance sheet as of March 28, 2020 and March 30, 2019, respectively.